Fair Value of Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Warrants

Note 10. Fair Value of Warrants

The following table summarizes the derivative warrant activity subject to fair value accounting for the nine months ended September 30, 2020 (in thousands):

Issued with/for	Fair value of warrants outstanding as of December 31, 2019	Change in fair value of warrants	Fair value of warrants outstanding as of September 30, 2020
2016 Offerings	$178	$(133)	$45

The derivative warrants issued as part of the 2016 Offerings are valued using a probability-weighted Binomial model. The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at September 30, 2020 and December 31, 2019.

2016 Offerings	As of September 30, 2020	As of December 31, 2019
Exercise price	$67.50	$67.50
Expected life (years)	1.33	2.08
Expected volatility	164.40%	150.69%
Risk-free interest rate	0.12%	1.58%
Expected dividend yield	—%	—%

Note 16. Fair Value of Warrants

The derivative warrants issued as part of the 2016 Offerings are valued using a probability-weighted Binomial model, while the derivative warrants issued as part of the 2017 Debt refinancing were valued using a Monte Carlo model. The derivative warrants issued in conjunction with the 2017 Offering were valued using a Black-Scholes model. The following tables summarize the assumptions used in computing the fair value of derivative warrants subject to fair value accounting at December 31, 2019 and 2018, and the fair value of derivative warrants reclassified to equity during the years then ended.

2016 Offerings	As of December 31, 2019	As of December 31, 2018

Exercise price	$67.50	$67.50
Expected life (years)	2.08	3.08
Expected volatility	150.69%	100.51%
Risk-free interest rate	1.58%	2.46%
Expected dividend yield	0.00%	0.00%

2017 Debt	Reclassified to Equity During the Year Ended December 31, 2018
Exercise price	$84.60
Expected life (years)	5.97
Expected volatility	73.40%
Risk-free interest rate	2.55%
Expected dividend yield	0.00%

2017 Offering	As of December 31, 2018
Exercise price	$70.80
Expected life (years)	0.44
Expected volatility	172.5%
Risk-free interest rate	2.56%
Expected dividend yield	0.00%

The Company stock price used in computing the fair value for warrants reclassified to equity during 2018 was $49.50. In determining the fair value of warrants outstanding at each reporting date, the Company stock price was $5.96 and $7.20 (the closing price on the NASDAQ Capital Market) at December 31, 2019 and 2018, respectively.

The following table summarizes the derivative warrant activity subject to fair value accounting for the years ended December 31, 2019 and 2018 (in thousands):

	Issued with 2016 Offerings	Issued with 2017 Debt	Issued with 2017 Offering	Total
Fair value of warrants outstanding as of January 1, 2018	$1,929	$501	$1,973	$4,403
Fair value of warrants reclassified to equity	—	(423)	—	(423)
Change in fair value of warrants	(1,704)	(78)	(1,950)	(3,732)
Fair value of warrants outstanding as of December 31, 2018	225	—	23	248
Change in fair value of warrants	(47)	—	(23)	(70)
Fair value of warrants outstanding as of December 31, 2019	$178	$—	$—	$178